Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

12.        Leases

Set out below, are the carrying amounts of the Company’s right-of-use assets related to buildings used as offices and hubs and lease liabilities and the movements during the year:

	Right-of-use assets			Lease Liabilities
	2021	2020	2019	2021	2020	2019
As of January 1st	127,921	88,534	74,822	149,353	103,188	88,739
New contracts	13,578	43,733	36,021	13,578	43,733	36,021
Re-measurement by index (i)	11,744	8,258	3,741	11,744	8,258	3,741
Lease modification (ii)	(1,594)	(15,934)	-	(1,763)	(16,869)	-
Depreciation expense	(15,545)	(12,760)	(9,960)	-	-	-
Reclassification from (to) assets held for sale	-	16,090	(16,090)	-	19,210	(19,210)
Accrued interest	-	-	-	16,008	15,086	12,393
Payment of principal	-	-	-	(11,170)	(6,121)	(6,103)
Rent concession (iii)	-	-	-	(210)	(2,046)	-
Payment of interest	-	-	-	(16,008)	(15,086)	(12,393)
As of December 31	136,104	127,921	88,534	161,532	149,353	103,188

Current	-	-	-	27,204	23,365	17,265
Non-current	136,104	127,921	88,534	134,328	125,988	85,923
(i)	Lease liabilities and right-of-use assets were incremented with respect to variable lease payments that depend on an index or a rate, as a result of annual rental prices contractually adjusted by market inflation rate General Market Price Index (Índice Geral de Preços do Mercado), or IGP-M.
(ii)	During the year ended in December 31, 2021, the Company partially reduced the scope of eight lease contract with a corresponding liability in the amount of R$ 1,763. As a result, a gain of R$ 169 was recognized as Other income (expenses), net, in the statement of profit and loss.
(iii)	The Company has received Covid-19 related rent concessions and has applied the practical expedient introduced by the amendments made to IFRS 16 in May 2020, applied to all qualifying rent concessions. As a result, for the year ended December 31, 2021 gains of R$ 210 (2020 – R$ 2,046) arising from rent concessions were recognized in other income (expenses), net, in the statement of profit and loss.

The Company recognized rent expense from short-term leases and low-value assets of R$ 3,914 for the year ended December 31, 2021 (2020 - R$ 2,929), mainly represented by leased equipment.